Loans and advances to clients (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	R$ 35,668,907	R$ 35,152,071
Impairment losses recognized in profit or loss	27,492,366	25,973,514
Transfers between stages	23,342,141	18,029,403
Changes during the period	4,150,225	7,944,111
Comprising:
Commercial and Industrial	7,557,816	6,029,697
Real Estate Credit - Construction	289,974	248,238
Loans to Individuals	19,631,597	19,680,801
Leasing	12,980	14,778
Changes by Stage
Write-off of impaired balances recognized in loss provisions	(22,502,647)	(25,401,779)
Comprising:
Commercial and Industrial	(4,949,687)	(7,447,925)
Real Estate Credit - Construction	(120,837)	(76,697)
Loans to Individuals	(17,428,285)	(17,875,232)
Leasing	(3,838)	(1,925)
Foreign Exchange Fluctuation	35,553	(54,899)
Balance at the end of the fiscal year	40,694,182	35,668,907
Comprising:
Loans and advances to Customers	37,491,433	33,597,930
Loans and other receivables from credit institutions (Note 5)	926	1,421
Provision for debt instruments (Note 6)	3,201,823	2,069,556
Recoveries of previously written-off loans	1,415,409	993,906
Comprising:
Commercial and Industrial	520,446	49,838
Real Estate Credit - Construction	90,756	396,276
Loans to Individuals	801,882	542,986
Leasing	2,325	4,806
Discount Granted	(3,462,905)	(3,504,422)
Balance at the beginning of the fiscal year	35,668,907	35,152,071
Impairment losses recognized in profit or loss	27,492,366	25,973,514
Comprising:
Commercial and Industrial	7,557,815	6,029,697
Real Estate Credit - Construction	289,974	248,238
Loans to Individuals	19,631,597	19,680,801
Leasing	12,980	14,778
Write-off of impaired balances recognized in loss provisions	(22,502,647)	(25,401,779)
Comprising:
Commercial and Industrial	(4,949,687)	(7,447,925)
Real Estate Credit - Construction	(120,837)	(76,697)
Loans to Individuals	(17,428,285)	(17,875,232)
Leasing	(3,838)	(1,925)
Foreign Exchange Fluctuation	35,553	(54,899)
Balance at the end of the fiscal year	40,694,182	35,668,907
Comprising:
Loans and advances to Customers	37,491,433	33,597,930
Loans and other receivables from credit institutions (Note 5)	926	1,421
Provision for debt instruments (Note 6)	3,201,823	2,069,556
Recoveries of previously written-off loans	1,415,409	993,906
Comprising:
Commercial and Industrial	520,446	396,276
Real Estate Credit - Construction	90,756	49,838
Loans to Individuals	801,882	542,986
Leasing	2,325	4,806
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	4,183,653	3,551,060
Impairment losses recognized in profit or loss	527,869	3,596,815
Transfers between stages	646,591	(1,090,735)
Changes during the period	(118,722)	4,687,550
Comprising:
Commercial and Industrial	1,532,673	325,319
Real Estate Credit - Construction	(195,394)	(153,110)
Loans to Individuals	(811,317)	3,423,858
Leasing	1,907	747
Changes by Stage	(805,984)	(2,941,647)
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	12,867	(22,575)
Balance at the end of the fiscal year	3,881,814	4,183,653
Comprising:
Loans and advances to Customers	3,610,101	4,047,725
Loans and other receivables from credit institutions (Note 5)	926	1,421
Provision for debt instruments (Note 6)	270,787	134,507
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Stage [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	5,424,192	5,809,160
Impairment losses recognized in profit or loss	4,717,689	4,407,546
Transfers between stages	3,857,430	2,055,390
Changes during the period	860,259	2,352,156
Comprising:
Commercial and Industrial	26,131	810,188
Real Estate Credit - Construction	28,444	135,523
Loans to Individuals	4,657,792	3,460,624
Leasing	5,322	1,210
Changes by Stage	(3,047,008)	(4,780,338)
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	6,431	(12,176)
Balance at the end of the fiscal year	7,082,727	5,424,192
Comprising:
Loans and advances to Customers	6,685,874	5,369,369
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	396,853	54,823
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	26,061,062	25,791,851
Impairment losses recognized in profit or loss	22,246,808	17,969,153
Transfers between stages	18,838,120	17,064,748
Changes during the period	3,408,688	904,405
Comprising:
Commercial and Industrial	5,999,012	4,894,190
Real Estate Credit - Construction	456,924	265,825
Loans to Individuals	15,785,122	12,796,319
Leasing	5,751	12,821
Changes by Stage	3,852,992	7,721,985
Write-off of impaired balances recognized in loss provisions	(22,502,647)	(25,401,779)
Comprising:
Commercial and Industrial	(4,949,687)	(7,447,925)
Real Estate Credit - Construction	(120,837)	(76,697)
Loans to Individuals	(17,428,285)	(17,875,232)
Leasing	(3,838)	(1,925)
Foreign Exchange Fluctuation	16,255	(20,148)
Balance at the end of the fiscal year	29,729,641	26,061,062
Comprising:
Loans and advances to Customers	27,195,458	24,180,836
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	2,534,183	1,880,226
Recoveries of previously written-off loans	1,415,408	993,906
Comprising:
Commercial and Industrial	520,446	49,838
Real Estate Credit - Construction	90,756	396,276
Loans to Individuals	801,882	542,986
Leasing	2,325	4,806
Discount Granted	R$ (3,462,905)	R$ (3,504,422)